Document and Entity Information	0 Months Ended
Dec. 03, 2013
Risk/Return:
Document Type	497
Document Period End Date	Dec. 03, 2013
Registrant Name	US GLOBAL INVESTORS FUNDS
Central Index Key	0000101507
Amendment Flag	false
Document Creation Date	Dec. 03, 2013
Document Effective Date	Dec. 03, 2013
Prospectus Date	May 01, 2013
U.S. Government Securities Savings Fund | U.S. Government Securities Savings Fund
Risk/Return:
Trading Symbol	UGSXX